Stock-Based Compensation (Details)										6 Months Ended	12 Months Ended
	Mar. 16, 2023 shares	Aug. 15, 2022 $ / shares shares	Dec. 31, 2020 shares	Aug. 01, 2018 shares	Jul. 25, 2018 $ / shares shares	Feb. 01, 2018 $ / shares shares	Jan. 01, 2015 shares	Jan. 01, 2014	Jun. 21, 2010 shares	Sep. 30, 2023 USD ($) shares	Mar. 31, 2023 CNY (¥) $ / shares shares	Mar. 31, 2022 shares	Mar. 31, 2023 USD ($)
Stock-Based Compensation (Details) [Line Items]
Annual grant
Issued Shares		143,750
Divided into six month periods							6 months
Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Grantee terminates										12 months	12 months
Share Incentive Plan 2010 [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term									10 years
Ordinary shares									2,725,650
Maximum number of shares percentage								1.50%
Vested over a period										3 years	3 years
Equal quarterly instalments										0.08%	0.08%
Option vested										100.00%	100.00%
Annual grant							127,500
Grantee terminates										5 years
Share Incentive Plan 2010 [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term										10 years
Share Incentive Plan 2010 [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term										10 years
Share Incentive Plan 2020 [Member]
Stock-Based Compensation (Details) [Line Items]
Ordinary shares			8,750,000
Fair value of the underlying ordinary shares			2,093,418
Shares reserved but not issued			6,656,582
Subscribe for ordinary shares			3,471,546
Issued Shares		143,750
Contractual Term [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term											10 years
Contractual Term [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term											10 years
Grantee Terminates [Member]
Stock-Based Compensation (Details) [Line Items]
Grantee terminates											5 years
Bonus Incentive Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Contractual term							6 years
Divided periods							2
Divided into six month periods							6 months
Independent performance							1 month
Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period				3 years
Share-Based Payment Arrangement, Tranche One [Member] | Share Incentive Plan 2010 [Member]
Stock-Based Compensation (Details) [Line Items]
Fair value of the underlying ordinary shares				5,000
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period				2 months
Group granted						692,500
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Nonemployee [Member]
Stock-Based Compensation (Details) [Line Items]
Group granted					270,000
Per share granted (in Dollars per share) | $ / shares					$ 1.84						$ 1.84
Unrecognized shares													$ 0
Independent directors				3	3
Awarded				7,500
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Group granted						692,500
Per share granted (in Dollars per share) | $ / shares						$ 7.24
Unrecognized shares										$ 0
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period				3 months
Fair value of the underlying ordinary shares				30,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Fair value of the underlying ordinary shares						405,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Share Incentive Plan 2010 [Member]
Stock-Based Compensation (Details) [Line Items]
Fair value of the underlying ordinary shares				30,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period				2 months
Fair value of the underlying ordinary shares				5,000
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Fair value of the underlying ordinary shares	287,500									287,500
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Six Equal Semi-annual Installments [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period						3 years
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Eight Equal Semi-annual Installments [Member] | Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation (Details) [Line Items]
Vested over a period						4 years
Share-Based Payment Arrangement [Member]
Stock-Based Compensation (Details) [Line Items]
YS Group registered shares (in Dollars per share) | $ / shares		$ 0.00002